Cover	Mar. 21, 2024
Cover [Abstract]
Entity Registrant Name	flooidCX Corp.
Entity Central Index Key	0001609988
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Mar. 21, 2024
Entity Ex Transition Period	true
Entity File Number	0-55965
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	35-2511643
Entity Address Address Line 1	14747 N Northsight Blvd
Entity Address Address Line 2	Ste 111-218
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85260
City Area Code	702
Local Phone Number	323-6455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On March 23, 2023, Quantum Energy Corporation DBA/flooidCX Corp. (“FLCX”), a Nevada corporation, and Quantum Energy, Inc., a Nevada corporation (“QREE”), entered into an Agreement and Plan of Merger (the “Agreement”). Subsequently, the parties agreed that it was no longer in their material interest to proceed with the merger, and on March 21, 2024 the parties entered into a termination agreement which officially terminated the merger and the merger agreement, and released the parties from all liabilities related thereto.